STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net (loss) from continuing operations attributable to common stockholders	$ (300,798)	$ (368,740)	$ (550,450)
Income from discontinued operations		127,478	27,741
Adjustments to reconcile net (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	49,960	117,725	55,878
Gain on settlement of claims		(22,000)
Gain on sale of disposal group held for sale		(127,478)
Shares issued for services - related party	5,325	2,200	5,325
Shares issued for services	3,045	39,160	2,795
Changes in:
Accounts receivable trade		(148,385)	(22,010)
Inventories		(42,143)	(5,289)
Due from others - related party		(119,809)
Prepaids and other current assets	(15,861)	1,005
Accounts payable trade		190,241	4,427
Accrued and deposits payable	31,967	224,810	15,000
Accrued liabilities, related party	20,250	202,585	22,680
Disposal group held for sale		804	(805)
Net cash (used in) by operating activities	(206,112)	77,453	(444,708)
INVESTING ACTIVITIES
Funds loaned to a non affiliate	(100,000)		(100,000)
Additions to property and equipment	(251,738)	(2,976,228)	(161,577)
Additions to long-term assets		(6,208)	(133,071)
Proceeds from sale of disposal group held for sale		1,600,000
Net cash (used in) investing activities	(351,738)	(1,382,436)	(394,648)
FINANCING ACTIVITIES
Sale of common shares	1,274,263	2,621,443	1,833,620
Funds used to repurchase common shares		(975,000)
Funds from short-term convertible notes, net of repayment		1,535,000
Funds from short-term notes, net of repayment		22,355	7,003
Funds from short-term notes, related party		600,000
Distributions to working interest owners - five jab inc.	(240,473)	(958,365)	(508,538)
Net cash provided by financing activities	1,033,790	2,845,433	1,332,085
NET CHANGE IN CASH	475,940	1,540,450	492,729
CASH, Beginning		492,729
CASH, Ending	475,940	2,033,179	492,729
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Issuance of common shares for oil and gas properties			1,400,000
Interest paid
Income taxes paid